STOCK COMPENSATION (Schedule of Stock Option Activity) (Details) - USD ($)		6 Months Ended	12 Months Ended
	Dec. 23, 2014	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2016	Dec. 31, 2015	Jun. 24, 2014
Number of Options
Balance Outstanding, Beginning		1,701,000	1,565,000	1,420,000
Granted		146,000	200,000	405,000
Exercised	(20,000)		(64,000)	(50,000)
Forfeited				(210,000)
Expired
Balance Outstanding, Ending		1,701,000	1,565,000	1,420,000	1,847,000	1,701,000
Exercisable, Ending		1,327,000	1,114,500
Weighted Average Exercise Price
Balance Outstanding, Beginning		$ 0.34	$ 0.30	$ 0.23
Granted		0.70	0.67	0.60
Exercised				0.50
Forfeited				0.50
Expired
Balance Outstanding, Ending		$ 0.34	$ 0.30	$ 0.23	$ 0.37	$ 0.34
Exercisable, Ending					$ 0.28	$ 0.23	$ 0.2778
Weighted Average Remaining Contractual Term
Outstanding, Beginning		6 years 7 months 6 days	7 years 6 months	8 years 2 months 12 days
Outstanding, Ending		6 years 7 months 6 days	7 years 6 months	8 years 2 months 12 days
Exercisable, Ending		5 years 4 months 24 days	5 years 10 months 24 days
Aggregate Intrinsic Value
Outstanding, Beginning		$ 867,510	$ 349,983	$ 495,200
Outstanding, Ending		$ 867,510	$ 349,983	$ 495,200	$ 867,510	$ 867,510
Exercisable, Ending					$ 756,390	$ 305,987